Revenues - Additional Information (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 23,619,205	$ 4,855,097
Other Current Assets [Member]
Disaggregation of Revenue [Line Items]
Capitalized contract cost, net	98,245		$ 33,846
Voyage charter revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,218,010
Receivables, net, current	$ 1,667,302		$ 9,419,628